Share Capital and Capital reserve - Narrative (Details)			1 Months Ended		3 Months Ended						5 Months Ended		6 Months Ended				9 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Nov. 12, 2024 EUR (€) shares	Nov. 12, 2024 USD ($) shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Other reserves					€ (28,900,000)												€ (28,900,000)				€ (24,600,000)
Purchase of treasury shares | $	$ 500	$ 500,000,000
Payments to acquire or redeem entity's shares																	42,900,000		€ 118,400,000
Dividends paid, ordinary shares per share | $ / shares						$ 0.15		$ 0.15		$ 0.15								$ 0.45
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares						$ 0.15
Dividends paid, ordinary shares					22,300,000	$ 24,200,000	€ 22,800,000	$ 24,400,000	€ 22,300,000	$ 24,400,000							67,400,000	$ 73,000,000.0
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves					(32,900,000)												(32,900,000)				(27,500,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts					€ 4,000,000.0												€ 4,000,000.0				€ 2,900,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares												$ 24.5								$ 17.39		$ 16.33	$ 26.23
Transaction costs											€ 0.1		€ 0.2
Number of shares repurchased | shares			2,350,336	2,350,336							3,090,082	3,090,082	11,314,705	11,314,705	1,160,547	1,160,547	2,746,161	2,746,161
Payments to acquire or redeem entity's shares			€ 38,300,000	$ 41,700,000							€ 67.1	$ 75.8	€ 170.9	$ 185	€ 26.8	$ 30.5	€ 44	$ 47.8
number of shares repurchased, not yet settled | shares																	65,500	65,500
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares																				$ 10.00